Cash and Cash Equivalents and Restricted Cash (Schedule of Cash and Cash Equivalents and Restricted Cash) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents and Restricted Cash [abstract]
Cash and cash equivalents	$ 21,511	$ 10,338	$ 23,398
Restricted cash	435	405
Restricted cash - non-current	468	535
Total	$ 22,414	$ 11,278